Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB RELATIVE VALUE FUND, INC.
Entity Central Index Key	0000029292
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000027914
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Advisor Class
Trading Symbol	CBBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBBYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$47	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eight month period from November 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.65%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the eight-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Sector allocation was the primary detractor from relative performance, while security selection also weighed on results. The largest headwinds came from technology, where both security selection and sector positioning detracted significantly, as well as from communication services, financials and energy. Positive contributions were generated from security selection within health care, consumer staples, consumer discretionary and materials, while sector allocation to financials, utilities and real estate also added value. However, these gains were more than offset by weakness in technology and several other sectors. Overall, unfavorable security selection and sector allocation decisions caused the Fund to trail its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	S&P 500 Index	Russell 1000 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$11,645	$11,790	$11,553
06/18	$13,023	$13,484	$12,335
06/19	$14,122	$14,889	$13,379
06/20	$12,826	$16,006	$12,197
06/21	$18,818	$22,536	$17,525
06/22	$17,672	$20,144	$16,330
06/23	$19,956	$24,091	$18,214
06/24	$23,418	$30,006	$20,592
06/25	$25,413	$34,556	$23,414
06/26	$30,564	$42,271	$29,757

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	20.27%	10.19%	11.82%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 1000 Value Index	27.09%	11.17%	11.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,898,683,673
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 6,239,511	[2]
InvestmentCompanyPortfolioTurnover	38.00%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,898,683,673
# of Portfolio Holdings	79
Portfolio Turnover Rate	38%Footnote Reference+
Total Advisory Fees Paid (Net)	$6,239,511Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from November 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	18.0%
Information Technology	16.2%
Financials	15.8%
Health Care	13.4%
Consumer Discretionary	8.7%
Consumer Staples	8.0%
Energy	6.9%
Communication Services	5.0%
Investment Companies	2.0%
Materials	1.9%
Others	2.2%
Short-Term Investments	4.0%
Other assets less liabilities	-2.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Berkshire Hathaway, Inc. - Class B	$76,985,502	4.1%
RTX Corp.	$72,208,202	3.8%
JPMorgan Chase & Co.	$67,265,333	3.5%
Johnson & Johnson	$65,896,580	3.5%
Philip Morris International, Inc.	$59,974,921	3.2%
Alphabet, Inc. - Class C	$57,889,587	3.0%
Cisco Systems, Inc.	$56,958,703	3.0%
UnitedHealth Group, Inc.	$49,484,908	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$44,694,821	2.4%
Intel Corp.	$42,182,223	2.2%
Total	$593,540,780	31.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from October 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000027911
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Class A
Trading Symbol	CABDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CABDX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eight month period from November 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.90%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the eight-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Sector allocation was the primary detractor from relative performance, while security selection also weighed on results. The largest headwinds came from technology, where both security selection and sector positioning detracted significantly, as well as from communication services, financials and energy. Positive contributions were generated from security selection within health care, consumer staples, consumer discretionary and materials, while sector allocation to financials, utilities and real estate also added value. However, these gains were more than offset by weakness in technology and several other sectors. Overall, unfavorable security selection and sector allocation decisions caused the Fund to trail its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	S&P 500 Index	Russell 1000 Value Index
06/16	$9,574	$10,000	$10,000
06/17	$11,130	$11,790	$11,553
06/18	$12,407	$13,484	$12,335
06/19	$13,419	$14,889	$13,379
06/20	$12,145	$16,006	$12,197
06/21	$17,810	$22,536	$17,525
06/22	$16,673	$20,144	$16,330
06/23	$18,769	$24,091	$18,214
06/24	$21,976	$30,006	$20,592
06/25	$23,813	$34,556	$23,414
06/26	$28,515	$42,271	$29,757

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	19.74%	9.87%	11.53%
Class A (with sales charges)	14.62%	8.93%	11.05%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 1000 Value Index	27.09%	11.17%	11.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,898,683,673
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 6,239,511	[4]
InvestmentCompanyPortfolioTurnover	38.00%	[4]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,898,683,673
# of Portfolio Holdings	79
Portfolio Turnover Rate	38%Footnote Reference+
Total Advisory Fees Paid (Net)	$6,239,511Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from November 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	18.0%
Information Technology	16.2%
Financials	15.8%
Health Care	13.4%
Consumer Discretionary	8.7%
Consumer Staples	8.0%
Energy	6.9%
Communication Services	5.0%
Investment Companies	2.0%
Materials	1.9%
Others	2.2%
Short-Term Investments	4.0%
Other assets less liabilities	-2.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Berkshire Hathaway, Inc. - Class B	$76,985,502	4.1%
RTX Corp.	$72,208,202	3.8%
JPMorgan Chase & Co.	$67,265,333	3.5%
Johnson & Johnson	$65,896,580	3.5%
Philip Morris International, Inc.	$59,974,921	3.2%
Alphabet, Inc. - Class C	$57,889,587	3.0%
Cisco Systems, Inc.	$56,958,703	3.0%
UnitedHealth Group, Inc.	$49,484,908	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$44,694,821	2.4%
Intel Corp.	$42,182,223	2.2%
Total	$593,540,780	31.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from October 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000027913
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Class C
Trading Symbol	CBBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBBCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	1.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eight month period from November 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.65%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the eight-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Sector allocation was the primary detractor from relative performance, while security selection also weighed on results. The largest headwinds came from technology, where both security selection and sector positioning detracted significantly, as well as from communication services, financials and energy. Positive contributions were generated from security selection within health care, consumer staples, consumer discretionary and materials, while sector allocation to financials, utilities and real estate also added value. However, these gains were more than offset by weakness in technology and several other sectors. Overall, unfavorable security selection and sector allocation decisions caused the Fund to trail its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	S&P 500 Index	Russell 1000 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$11,526	$11,790	$11,553
06/18	$12,748	$13,484	$12,335
06/19	$13,693	$14,889	$13,379
06/20	$12,318	$16,006	$12,197
06/21	$17,898	$22,536	$17,525
06/22	$16,641	$20,144	$16,330
06/23	$18,619	$24,091	$18,214
06/24	$21,624	$30,006	$20,592
06/25	$23,232	$34,556	$23,414
06/26	$27,641	$42,271	$29,757

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	18.98%	9.08%	10.70%
Class C (with sales charges)	17.98%	9.08%	10.70%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 1000 Value Index	27.09%	11.17%	11.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,898,683,673
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 6,239,511	[6]
InvestmentCompanyPortfolioTurnover	38.00%	[6]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,898,683,673
# of Portfolio Holdings	79
Portfolio Turnover Rate	38%Footnote Reference+
Total Advisory Fees Paid (Net)	$6,239,511Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from November 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	18.0%
Information Technology	16.2%
Financials	15.8%
Health Care	13.4%
Consumer Discretionary	8.7%
Consumer Staples	8.0%
Energy	6.9%
Communication Services	5.0%
Investment Companies	2.0%
Materials	1.9%
Others	2.2%
Short-Term Investments	4.0%
Other assets less liabilities	-2.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Berkshire Hathaway, Inc. - Class B	$76,985,502	4.1%
RTX Corp.	$72,208,202	3.8%
JPMorgan Chase & Co.	$67,265,333	3.5%
Johnson & Johnson	$65,896,580	3.5%
Philip Morris International, Inc.	$59,974,921	3.2%
Alphabet, Inc. - Class C	$57,889,587	3.0%
Cisco Systems, Inc.	$56,958,703	3.0%
UnitedHealth Group, Inc.	$49,484,908	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$44,694,821	2.4%
Intel Corp.	$42,182,223	2.2%
Total	$593,540,780	31.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from October 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000027917
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Class I
Trading Symbol	CBBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBBIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eight month period from November 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.65%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the eight-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Sector allocation was the primary detractor from relative performance, while security selection also weighed on results. The largest headwinds came from technology, where both security selection and sector positioning detracted significantly, as well as from communication services, financials and energy. Positive contributions were generated from security selection within health care, consumer staples, consumer discretionary and materials, while sector allocation to financials, utilities and real estate also added value. However, these gains were more than offset by weakness in technology and several other sectors. Overall, unfavorable security selection and sector allocation decisions caused the Fund to trail its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class I	S&P 500 Index	Russell 1000 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$11,634	$11,790	$11,553
06/18	$13,018	$13,484	$12,335
06/19	$14,100	$14,889	$13,379
06/20	$12,819	$16,006	$12,197
06/21	$18,817	$22,536	$17,525
06/22	$17,686	$20,144	$16,330
06/23	$19,963	$24,091	$18,214
06/24	$23,403	$30,006	$20,592
06/25	$25,398	$34,556	$23,414
06/26	$30,527	$42,271	$29,757

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class I	20.20%	10.16%	11.81%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 1000 Value Index	27.09%	11.17%	11.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,898,683,673
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 6,239,511	[8]
InvestmentCompanyPortfolioTurnover	38.00%	[8]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,898,683,673
# of Portfolio Holdings	79
Portfolio Turnover Rate	38%Footnote Reference+
Total Advisory Fees Paid (Net)	$6,239,511Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from November 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	18.0%
Information Technology	16.2%
Financials	15.8%
Health Care	13.4%
Consumer Discretionary	8.7%
Consumer Staples	8.0%
Energy	6.9%
Communication Services	5.0%
Investment Companies	2.0%
Materials	1.9%
Others	2.2%
Short-Term Investments	4.0%
Other assets less liabilities	-2.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Berkshire Hathaway, Inc. - Class B	$76,985,502	4.1%
RTX Corp.	$72,208,202	3.8%
JPMorgan Chase & Co.	$67,265,333	3.5%
Johnson & Johnson	$65,896,580	3.5%
Philip Morris International, Inc.	$59,974,921	3.2%
Alphabet, Inc. - Class C	$57,889,587	3.0%
Cisco Systems, Inc.	$56,958,703	3.0%
UnitedHealth Group, Inc.	$49,484,908	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$44,694,821	2.4%
Intel Corp.	$42,182,223	2.2%
Total	$593,540,780	31.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from October 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000132087
Shareholder Report [Line Items]
Fund Name	AB Relative Value Fund
Class Name	Class Z
Trading Symbol	CBBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBBZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$44	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eight month period from November 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.61%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the eight-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Sector allocation was the primary detractor from relative performance, while security selection also weighed on results. The largest headwinds came from technology, where both security selection and sector positioning detracted significantly, as well as from communication services, financials and energy. Positive contributions were generated from security selection within health care, consumer staples, consumer discretionary and materials, while sector allocation to financials, utilities and real estate also added value. However, these gains were more than offset by weakness in technology and several other sectors. Overall, unfavorable security selection and sector allocation decisions caused the Fund to trail its benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class Z	S&P 500 Index	Russell 1000 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$11,659	$11,790	$11,553
06/18	$13,034	$13,484	$12,335
06/19	$14,135	$14,889	$13,379
06/20	$12,837	$16,006	$12,197
06/21	$18,869	$22,536	$17,525
06/22	$17,720	$20,144	$16,330
06/23	$20,027	$24,091	$18,214
06/24	$23,499	$30,006	$20,592
06/25	$25,519	$34,556	$23,414
06/26	$30,663	$42,271	$29,757

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class Z	20.16%	10.20%	11.86%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 1000 Value Index	27.09%	11.17%	11.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,898,683,673
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 6,239,511	[10]
InvestmentCompanyPortfolioTurnover	38.00%	[10]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,898,683,673
# of Portfolio Holdings	79
Portfolio Turnover Rate	38%Footnote Reference+
Total Advisory Fees Paid (Net)	$6,239,511Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from November 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	18.0%
Information Technology	16.2%
Financials	15.8%
Health Care	13.4%
Consumer Discretionary	8.7%
Consumer Staples	8.0%
Energy	6.9%
Communication Services	5.0%
Investment Companies	2.0%
Materials	1.9%
Others	2.2%
Short-Term Investments	4.0%
Other assets less liabilities	-2.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Berkshire Hathaway, Inc. - Class B	$76,985,502	4.1%
RTX Corp.	$72,208,202	3.8%
JPMorgan Chase & Co.	$67,265,333	3.5%
Johnson & Johnson	$65,896,580	3.5%
Philip Morris International, Inc.	$59,974,921	3.2%
Alphabet, Inc. - Class C	$57,889,587	3.0%
Cisco Systems, Inc.	$56,958,703	3.0%
UnitedHealth Group, Inc.	$49,484,908	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$44,694,821	2.4%
Intel Corp.	$42,182,223	2.2%
Total	$593,540,780	31.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from October 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.

[1]	Annualized. This period represents the eight month period from November 1, 2025 to June 30, 2026.
[2]	Based on the Period from November 1, 2025 to June 30, 2026.
[3]	Annualized. This period represents the eight month period from November 1, 2025 to June 30, 2026.
[4]	Based on the Period from November 1, 2025 to June 30, 2026.
[5]	Annualized. This period represents the eight month period from November 1, 2025 to June 30, 2026.
[6]	Based on the Period from November 1, 2025 to June 30, 2026.
[7]	Annualized. This period represents the eight month period from November 1, 2025 to June 30, 2026.
[8]	Based on the Period from November 1, 2025 to June 30, 2026.
[9]	Annualized. This period represents the eight month period from November 1, 2025 to June 30, 2026.
[10]	Based on the Period from November 1, 2025 to June 30, 2026.